GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 5,957	$ 5,874
Israel [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	5,603	4,680
United States of America [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	181	987
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 173	$ 207